Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2017
Rongfeng Cui [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Principal shareholder, Chairman of the Board and Chief Executive Officer ("CEO")
Rongbing Cui [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Principal shareholder, Director, Chief Financial Officer ("CFO"), Rongfeng Cui's brother
Yanjuan Wang [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Principal shareholder, Rongfeng Cui's wife
Runrang Cui [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Father of Rongfeng Cui, and owner of Huangdao Dinggezhuang Kangkang Family Farm
Xiaomei Wang [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Rongbing Cui's wife
Phillip Zou [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Brother of Hayden Zou, former director of TDH Holdings, Inc
Qingdao Kangkang Pet Supplies Co., Ltd. ("Kangkang"). [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Controlled by Rongfeng Cui, through owning 85% of its equity interest
Tide (Shanghai) Industrial Co. Ltd. ("Tide"). [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Owned by Rongfeng Cui and Yanjuan Wang
Qingdao Like Pet Supplies Co., Ltd. ("Like"). [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Rongfeng Cui served as CEO, and Shuhua Cui, the sister of Rongfeng Cui served as the legal person. On May 26, 2016 both Rongfeng Cui and Shuhua Cui resigned from their positions, but still have significant influence on Like.
Qingdao Like Electronic Commerce Co., Ltd. ("Like E-commerce"). [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Rongfeng Cui was the former supervisor and shareholder, but still has significant influence on Like.
Qingdao Saike Environmental Technology Co., Ltd. ("Saike"). [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Owned by Rongfeng Cui and Yanjuan Wang
Huangdao Ding Ge Zhuang Kangkang Family Farm ("Kangkang Family Farm") [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Controlled by Rongfeng Cui's father
TDH Group BVBA [Member]
Related Party Transaction [Line Items]
Nature of Relationship	A European company solely owned by Rongfeng Cui
Qingdao Yinhe Jiutian Information Technology Co., Ltd. ("Yinhe Jiutian") [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Solely owned by Xiaomei Wang
Zhenyu Trading (Qingdao) Co., Ltd. ("Zhenyu") [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Owner of 45% equity interest in Yichong Technology (Qingdao) Co., Ltd.
Beijing Quanmin Chongai Information Technology Co., Ltd. ("Quanmin Chongai") [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Controlled by Anqi Zhou, a close relative of Rongfeng Cui